Stock-Based Compensation - Summary of the Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, vested and expected		24,132,575
Number of shares, vested and exercisable		24,132,575
Weighted average exercise price, vested and expected		$ 10.08
Weighted average exercise price, vested and exercisable		$ 10.08
Aggregate intrinsic value, beginning		$ 700	$ 156,600	$ 14,900
Aggregate intrinsic value, ending		75,200	$ 700	$ 156,600	$ 14,900
Aggregate intrinsic value, vested and expected		0
Aggregate intrinsic value, vested and exercisable		$ 0
Stock Options | Service Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning		34,077,898	24,505,020
Number of shares, granted		0	28,690,953
Number of shares, granted under option repricing	[1]		18,699,611
Number of shares, exercised		(5,504,136)	(133,565)
Number of shares, forfeited/canceled		(3,327,249)	(18,780,864)
Number of shares, canceled under option repricing	[1]		(18,903,257)
Number of shares, ending		25,246,513	34,077,898	24,505,020
Number of shares, exercisable		18,773,631	18,071,812
Number of shares, vested and expected		24,951,583	20,711,145
Number of shares, vested and exercisable		18,773,631	18,071,812
Weighted average exercise price, beginning		$ 4.74	$ 8.42
Weighted average exercise price, granted		0	3.89
Weighted average exercise price, granted under option repricing	[1]		2.10
Weighted average exercise price, exercised		2.17	2.06
Weighted average exercise price, forfeited/canceled		6.06	6.16
Weighted average exercise price, canceled under option repricing	[1]		4.00
Weighted average exercise price, ending		5.16	4.74	$ 8.42
Weighted average exercise price, exercisable		6.00	6.09
Weighted average exercise price, vested and expected		5.16	7.29
Weighted average exercise price, vested and exercisable		$ 6.00	$ 6.09
Weighted average remaining contractual, beginning		5 years 7 months 6 days	6 years 4 months 24 days		5 years 10 months 24 days
Weighted average remaining contractual, ending		5 years 7 months 6 days	6 years 4 months 24 days		5 years 10 months 24 days
Weighted average remaining contractual, exercisable		4 days 14 hours	4 years 1 month 6 days
Weighted average remaining contractual, vested and expected		5 years 7 months 6 days	4 years 7 months 6 days
Weighted average remaining contractual, vested and exercisable		4 years 7 months 6 days	4 years 1 month 6 days
Aggregate intrinsic value, beginning		$ 12,534	$ 32,648
Aggregate intrinsic value, ending		128,360	12,534	$ 32,648
Aggregate intrinsic value, exercisable		89,624	12,884
Aggregate intrinsic value, vested and expected		128,360	12,568
Aggregate intrinsic value, vested and exercisable		$ 89,624	$ 12,522
Stock Options | Service Performance And Market Based Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning		15,562,500	0
Number of shares, granted		0	27,262,500
Number of shares, granted under option repricing	[2]		18,225,000
Number of shares, exercised		0
Number of shares, forfeited/canceled		(4,050,000)	(11,700,000)
Number of shares, canceled under option repricing	[2]		(18,225,000)
Number of shares, ending		11,512,500	15,562,500	0
Number of shares, exercisable		0	0
Number of shares, vested and expected		3,837,500	5,187,500
Number of shares, vested and exercisable		0
Weighted average exercise price, beginning		$ 2.09
Weighted average exercise price, granted		0	$ 3.55
Weighted average exercise price, granted under option repricing	[2]		2.10
Weighted average exercise price, exercised		0
Weighted average exercise price, forfeited/canceled		2.09	2.53
Weighted average exercise price, canceled under option repricing	[2]		4.00
Weighted average exercise price, ending		2.09	2.09
Weighted average exercise price, exercisable		0
Weighted average exercise price, vested and expected		2.09	$ 2.09
Weighted average exercise price, vested and exercisable		$ 0
Weighted average remaining contractual, beginning		8 years 7 months 6 days	9 years 4 months 24 days
Weighted average remaining contractual, ending		8 years 7 months 6 days	9 years 4 months 24 days
Weighted average remaining contractual, vested and expected		8 years 7 months 6 days	9 days 9 hours
Weighted average remaining contractual, vested and exercisable
Aggregate intrinsic value, beginning		$ 0
Aggregate intrinsic value, ending		71	$ 0
Aggregate intrinsic value, exercisable		0
Aggregate intrinsic value, vested and expected		24
Aggregate intrinsic value, vested and exercisable		$ 0

[1]	In June 2020, the Board of Directors of the Company approved a one-time repricing (the “Option Repricing”) of stock options granted during March and May 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share. See “Option Repricing” below.
[2]	In June 2020, the Board of Directors of the Company approved a one-time repricing of stock options granted during March and May 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share. See “2020 Option Repricing” below.